REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of revenue

	12.31.2023	12.31.2022	12.31.2021

Energy sales in Spot Market	196	210	167
Energy sales by supply contracts	363	346	380
Fuel supply	87	103	104
Other sales	2	4	5
Generation sales subtotal	648	663	656

Gas sales	432	383	231
Oil sales	121	136	99
Other sales	10	10	10
Oil and gas sales subtotal	563	529	340

Products from catalytic reforming sales	217	270	185
Styrene sales	79	96	84
Synthetic rubber sales	78	106	99
Polystyrene sales	131	141	119
Other sales	2	4	3
Petrochemicals sales subtotal	507	617	490

Technical assistance and administration services sales	14	20	22
Other	-	-	-
Holding and others subtotal	14	20	22
Total revenue (1)	1,732	1,829	1,508

(1)	Revenues from CAMMESA represent 33%, 31% and 38% of total revenues for the fiscal years ended December 31, 2023, 2022 and 2021, respectively, and correspond mainly to the Generation and Oil & Gas segments.